CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,760	$ (438)	$ 1,454
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(11)	48	(32)
Changes in retirement plans’ funded status	94	(3)	(112)
Foreign currency translation	247	(735)	71
Share of other comprehensive income (loss) of entities using the equity method	(93)	20	(8)
Other comprehensive income (loss), net of tax	237	(670)	(81)
Comprehensive income (loss)	1,997	(1,108)	1,373
Less: Comprehensive income attributable to noncontrolling interests	43	59	29
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 1,954	$ (1,167)	$ 1,344